Taxes Payable	12 Months Ended
Dec. 31, 2022
Taxes Payable
Taxes Payable

9. Taxes Payable

The following is a summary of taxes payable as of December 31, 2021 and 2022:

	December 31,	December 31,
	2021	2022
	RMB’000	RMB’000

VAT payable	12,060	9,787
Enterprise income taxes payable	80	274
Withholding individual income taxes for employees	121	88
Others	575	725
Total	12,836	10,874